Intangible Assets, Net - Summary of Group's Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Total of gross carrying amount		¥ 61,212	¥ 7,077
Total accumulated amortization		(9,233)	(1,457)
Intangible assets, net	$ 7,560	51,979	5,620
License [Member]
Finite-Lived Intangible Assets [Line Items]
Total of gross carrying amount		32,000
Total accumulated amortization		(1,422)
Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Total of gross carrying amount		20,922
Total accumulated amortization		(5,180)
Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Total of gross carrying amount		5,120	5,120
Total accumulated amortization		(1,271)	(930)
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total of gross carrying amount		2,038	825
Total accumulated amortization		(888)	(281)
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Total of gross carrying amount		1,132	1,132
Total accumulated amortization		¥ (472)	¥ (246)